SUPPLEMENT DATED JANUARY 31, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

(each, a “Fund,” and collectively, the “Funds”)

This supplement provides new and additional information beyond that contained in the Funds’ Prospectus dated August 6, 2019 and should be read in conjunction with such Prospectus.

Adoption of Supplemental Expense Limitation Agreement (All Funds)

I.

Morningstar Investment Management, LLC (“Morningstar” or “adviser” or “we”) has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed certain caps (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the caps, a Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than its cap, including as a result of AFFE borne by a Fund. Notwithstanding the foregoing, it is Morningstar’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, no Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) exceed the amounts set forth in the Funds’ original prospectus dated July 11, 2018, as revised August 15, 2018. To date, Morningstar has voluntarily waived fees and/or reimbursed expenses to achieve this result. To formalize this waiver, Morningstar has contractually agreed to a Supplemental Expense Limitation Agreement in addition to the Base Limitation Agreement.

As a result of the new Supplemental Expense Limitation Agreement, the information under the “Annual Fund Operating Expenses” heading in the Summary Section for each Fund in the Prospectus is hereby respectively removed and replaced with the following information as applicable to that particular Fund:

MORNINGSTAR U.S. EQUITY FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.67%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.09%

Other Operating Expenses	0.32%

Total Other Expenses	0.41%

Acquired Fund Fees and Expenses[2]	0.04%

Total Annual Fund Operating Expenses	1.12%

Fee Waivers and Expense Reimbursement[3]	(0.27%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.85%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.85%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.85%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$87	$329

MORNINGSTAR INTERNATIONAL EQUITY FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.83%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.09%

Other Operating Expenses	0.37%

Total Other Expenses	0.46%

Acquired Fund Fees and Expenses[2]	0.08%

Total Annual Fund Operating Expenses	1.37%

Fee Waivers and Expense Reimbursement[3]	(0.37%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	1.00%

1 Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

2 Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$102	$397

MORNINGSTAR GLOBAL INCOME FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.35%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.10%

Other Operating Expenses	0.44%

Total Other Expenses	0.54%

Acquired Fund Fees and Expenses[2]	0.18%

Total Annual Fund Operating Expenses	1.07%

Fee Waivers and Expense Reimbursement[3]	(0.32%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.75%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.89% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.89%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.75%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$77	$309

MORNINGSTAR TOTAL RETURN BOND FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.44%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.09%

Other Operating Expenses	0.35%

Total Other Expenses	0.44%

Acquired Fund Fees and Expenses[2]	0.03%

Total Annual Fund Operating Expenses	0.91%

Fee Waivers and Expense Reimbursement[3]	(0.37%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.54%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.53% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.53%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.54%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$55	$253

MORNINGSTAR MUNICIPAL BOND FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.44%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.11%

Other Operating Expenses	0.50%

Total Other Expenses	0.61%

Acquired Fund Fees and Expenses[2]	0.03%

Total Annual Fund Operating Expenses	1.08%

Fee Waivers and Expense Reimbursement[3]	(0.49%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.59%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.59%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.59%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$60	$295

MORNINGSTAR DEFENSIVE BOND FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.36%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.10%

Other Operating Expenses	0.47%

Total Other Expenses	0.57%

Acquired Fund Fees and Expenses[2]	0.09%

Total Annual Fund Operating Expenses	1.02%

Fee Waivers and Expense Reimbursement[3]	(0.47%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.55%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.48% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.48%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.55%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$56	$278

MORNINGSTAR MULTISECTOR BOND FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.61%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.10%

Other Operating Expenses	0.47%

Total Other Expenses	0.57%

Acquired Fund Fees and Expenses[2]	0.02%

Total Annual Fund Operating Expenses	1.20%

Fee Waivers and Expense Reimbursement[3]	(0.40%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.80%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 0.80%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.80%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$82	$341

MORNINGSTAR UNCONSTRAINED ALLOCATION FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.47%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.12%

Other Operating Expenses	0.89%

Total Other Expenses	1.01%

Acquired Fund Fees and Expenses[2]	0.30%

Total Annual Fund Operating Expenses	1.78%

Fee Waivers and Expense Reimbursement[3]	(0.85%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	0.93%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.00%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 0.93%. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$95	$477

MORNINGSTAR ALTERNATIVES FUND

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.14%

Short Sale Dividend and Interest Expense	0.19%

Other Operating Expenses	0.73%

Total Other Expenses	1.06%

Acquired Fund Fees and Expenses[2]	0.48%

Total Annual Fund Operating Expenses	2.39%

Fee Waivers and Expense Reimbursement[3]	(1.00%)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	1.39%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, AFFE, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.29% (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the cap, the Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than 1.29%, including as a result of AFFE borne by the Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, the Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) do not exceed the amount set forth in the Fund’s original prospectus dated July 11, 2018, as revised August 15, 2018. Accordingly, in addition to the Base Limitation Agreement, Morningstar has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.20% (the Supplemental Expense Limitation Agreement). Note that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement in the table above is greater than the expense cap set forth in the Supplemental Expense Limitation Agreement as a result of short sale dividend and interest expenses. The amounts shown for Fee Waivers and Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement have been restated to reflect the contractual agreements currently in place.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements shown in the table above for the first year only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$142	$650

II.	In addition, the last paragraph and corresponding table under the “Management of the Funds—Investment Adviser” heading in the Prospectus is hereby removed and replaced with the following:

The adviser has contractually agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses (AFFE), short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed the caps set forth in the table below under “Expense Cap Before Inclusion of AFFE in Cap” (the Base Expense Limitation Agreement). It is important to note that as a result of the exclusion of the above-listed expenses from the caps, a Fund’s Total Annual Fund Operating Expenses may in certain circumstances be higher than its cap, including as a result of AFFE borne by a Fund. Notwithstanding the foregoing, it is the adviser’s intent to partially limit AFFE such that when AFFE is included in the expense ratio, no Fund’s Total Annual Fund Operating Expenses (excluding the above-listed expenses other than AFFE) exceed the amounts set forth in the Funds’ original prospectus dated July 11, 2018, as revised August 15, 2018. To date, Morningstar has voluntarily waived fees and/or reimbursed expenses to achieve this result. To formalize this waiver, Morningstar has also contractually agreed, in addition to the Base Limitation Agreement, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) through at least August 31, 2020, to ensure that each Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed the caps set forth in the table below under “Expense Cap After Inclusion of AFFE in Cap” (the Supplemental Expense Limitation Agreement).

Fund	Expense Cap Before Inclusion of AFFE in Cap	Expense Cap After Inclusion of AFFE in Cap
Morningstar U.S. Equity Fund	0.85%	0.85%
Morningstar International Equity Fund	1.00%	1.00%
Morningstar Global Income Fund	0.89%	0.75%
Morningstar Total Return Bond Fund	0.53%	0.54%
Morningstar Municipal Bond Fund	0.59%	0.59%
Morningstar Defensive Bond Fund	0.48%	0.55%
Morningstar Multisector Bond Fund	0.80%	0.80%
Morningstar Unconstrained Allocation Fund	1.00%	0.93%

Morningstar Alternatives Fund	1.29%	1.20%

Purchase And Sales Of Fund Shares (All Funds)

III.

Previously, Fund shares were available only to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, and in programs sponsored by unaffiliated financial institutions that license the use of Morningstar Managed Portfolios in their own investment advisory program (collectively, Advisory Programs). Shares of the Funds are now also available to be purchased through model portfolios made available by Morningstar to third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers. Accordingly, the first paragraph under the “Purchase and Sale of Fund Shares” heading in the Summary Section for each Fund in the Prospectus is hereby removed and replaced with the following:

Fund shares are available through model portfolios designed and maintained by the adviser (Model Portfolios) which are made available for use in investment advisory solutions provided by financial institutions (Model Portfolio Solutions). A Model Portfolio Solution includes, but is not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, and managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants. There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed through the financial institution providing the Model Portfolio Solution to you and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be eligible for a Model Portfolio Solution, the provider of that Model Portfolio Solution may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.

IV.	In addition, the first paragraph under the “Shareholder Information—Purchase and Sale of Fund Shares” heading in the Prospectus is hereby removed and replaced with the following:

Fund shares are available through model portfolios designed and maintained by the adviser (Model Portfolios) which are made available for use in investment advisory solutions provided by financial institutions Model Portfolio Solutions). A Model Portfolio Solution includes, but is not limited to, Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, investment advisory programs provided by unaffiliated financial advisers, and managed account advisory services that certain third party retirement plan sponsors (e.g., employers) and/or retirement plan recordkeepers make available to their retirement plan participants. Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed through the financial institution providing the Model Portfolio Solution to you and may trigger a purchase or sale of the relevant Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in a Fund ceases to be eligible for a Model Portfolio Solution, the provider of that Model Portfolio Solution may direct the redemption of that investor’s Fund shares and no further purchases will be allowed.

Subadvisers And Portfolio Managers (Morningstar U.S. Equity Fund)

V.

Ms. Katherine A. Cannan has been added as a portfolio manager to the Massachusetts Financial Services Company (MFS) portion of the Morningstar U.S. Equity Fund. Accordingly, the information relating to MFS in the table under the “Fund Management—Subadvisers and Portfolio Managers” heading in the Fund’s Summary Section in the Prospectus is hereby removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund

Massachusetts Financial Services Company, d/b/a MFS Investment Management

Steven Gorham, CFA	Investment Officer and Portfolio Manager	Since Inception

Nevin Chitkara	Investment Officer and Portfolio Manager	Since Inception

Katherine Cannan	Investment Officer and Equity Analyst	Since January 2020

VI.

The following is hereby added to the end of the section relating to “Massachusetts Financial Services Company, d/b/a MFS Investment Management (MFS)” under the “Management of the Funds –Subadvisers and Portfolio Managers” heading in the Prospectus:

Katherine A. Cannan — Katherine A. Cannan serves as an investment officer and equity research analyst for MFS. She joined MFS in 2013. Cannan earned a BA from Northwestern University (magna cum laude) and an MBA from Harvard Business School. Cannan has served as a portfolio manager for the Fund since January 2020.

Updated Privacy Notice

VII.	The Morningstar Funds Trust Privacy Policy is hereby removed and replaced with the following, to better reflect the availability of the Funds’ shares through model portfolios offered by Morningstar:

Morningstar Funds Trust Privacy Policy

PLEASE READ “OTHER IMPORTANT INFORMATION” SECTION BELOW FOR INFORMATION ABOUT MORNINGSTAR FUNDS TRUST ACCESS TO YOUR PERSONAL INFORMATION

Why?

Financial companies can choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand Morningstar Funds Trust access to your personal information.

What?

Personal information includes, but is not limited to:

▶Your name, address, phone number, and email address

▶ Your social security number or other unique identifier

▶ Your account information, such as account balance and transactions (including account transaction history)

▶ Your demographic information, such as age, income, investment preferences, investment experience and risk profile
How?

All financial companies need to share clients’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their clients’ personal information; the reasons Trust chooses to share; and whether you can limit this sharing.

Reasons financial companies can share your personal information	Does Morningstar Funds Trust share?	Can you limit this sharing?
For our everyday business purposes—such as to process your transactions, maintain your account(s), or respond to court orders and legal investigations	See “Other important information” below.	No
For our marketing purposes—to offer our products and services	No	N/A
For joint marketing with other financial companies	No	N/A
For our affiliates’ everyday business purposes—information about your transactions and experiences	No	N/A
For our affiliates’ everyday business purposes—information about your creditworthiness	No	N/A
For our affiliates to market to you	No	N/A
For nonaffiliates to market to you	No	N/A

Who we are
Who is providing this notice?	Morningstar Funds Trust

What we do
How does Morningstar Funds Trust protect your personal information?

Security measures are in place to protect against unauthorized access to, or unauthorized alteration, disclosure or destruction of personal information. Secure data networks are protected by industry standard firewall and password protection systems.

How does Morningstar Funds collect your personal information?	We will collect your personal information if you open an account directly with us or if you gave us your personal information; however, please read the “Other important information” section below.

Why can’t you limit sharing?

Federal law gives you the right to limit only:

▶ sharing for affiliates’ everyday business purposes — information about your creditworthiness

▶ affiliates from using your information to market to you

▶ sharing for nonaffiliates to market to you.

State laws and individual companies’ policies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▶ Morningstar Funds Trust’s investment adviser is Morningstar Investment Management LLC, a wholly owned subsidiary of Morningstar, Inc. Morningstar Investment Services LLC, a wholly owned subsidiary of Morningstar Investment Management LLC, is the sponsor of the Morningstar Managed Portfolios advisory service.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

▶ The Trust does not share your personal information with nonaffiliates for their marketing their services to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▶ The Trust does not have such an agreement in place.

Other important information

Morningstar Funds Trust (“Morningstar Funds”) is only available through model portfolios designed and maintained by Morningstar Investment Management LLC (“Model Portfolios”).

Model Portfolios are made available to affiliated and nonaffiliated financial institutions (e.g., investment advisers, retirement plan recordkeepers) who may use the Model Portfolios as part of an investment advisory solution offered to their clients. The financial institution’s client’s assets are held at a nonaffiliated custodian (“Custodian”). Custodians report buy/sells of Morningstar Funds shares to the Trust’s transfer agent at an aggregate level (e.g., omnibus). Because of this structure, under normal circumstances, the Trust does not have personal information of the shareholders of the Morningstar Funds. From time-to-time, Morningstar Funds Trust may seek shareholder’s personal information to fulfill regulatory requirements and/or obligations. In those instances, Morningstar Funds Trust will not make your personal information available to anyone other than the above-mentioned affiliates. Morningstar Funds Trust reserves the right to change this policy at any time by distributing and/or posting a new privacy policy without notice.

Questions?	Your privacy is very important to us. If you have further questions, contact us at (877) 626-3224.

Please retain this supplement for future reference.